Summary of Significant Accounting Policies - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Assets Acquired
Cash - Ignyte Trust and Cash, Net of Redemptions	$ 3,538,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Other assets	692,487
Assets acquired	8,783,003
Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592
Liabilities assumed	4,474,702
Net assets acquired	$ 4,308,301